Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Apr. 02, 2023	Apr. 03, 2022
Disclosure of transactions between related parties [line items]
Gross profit	$ 917.4	$ 815.2	$ 733.6
Selling, general & administrative expenses	792.9	667.6	574.1
Net interest, finance and other costs	48.8	54.1	41.8
Income before income taxes	75.7	93.5	117.7
Income tax recovery	17.6	24.6	23.1
Net income	58.1	68.9	94.6
Attributable to:
Shareholders of the Company	58.4	72.7	94.6
Non-controlling interest	(0.3)	(3.8)	0.0
Net income	58.1	68.9	94.6
Parent company
Disclosure of transactions between related parties [line items]
Equity in comprehensive income of subsidiary	63.6	97.5	88.6
Fee income from subsidiary	6.9	10.2	10.8
Gross profit	70.5	107.7	99.4
Selling, general & administrative expenses	16.7	16.8	16.9
Net interest, finance and other costs	0.0	0.5	1.9
Income before income taxes	53.8	90.4	80.6
Income tax recovery	(2.5)	(1.6)	(2.0)
Net income	56.3	92.0	82.6
Attributable to:
Shareholders of the Company	57.8	95.7	82.6
Non-controlling interest	(1.5)	(3.7)	0.0
Net income	$ 56.3	$ 92.0	$ 82.6